STOCKHOLDERS DEFICIT (Details 1) - shares		6 Months Ended	12 Months Ended
	Jan. 06, 2020	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT:
Shares issued for payment of Series D dividends	126,600	60,598	148,653
Shares issued for payment of finder fee		98,000
Issued during the six months ended June 30, 2021	31,650	158,598	9,818,813
Balance, shares	3,319,469	13,138,282	3,319,469
Issued in 2021		158,598
Balance, shares		13,296,880	13,138,282